COMMITMENTS (Details) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 35,400,000
Lease commitments:
Lease expense	844,075	105,961
2014	267,660
2015	1,070,639
2016	1,070,639
Total	$ 2,408,938